Deposits	12 Months Ended
Dec. 31, 2019
Deposits
Deposits

Note 5 - Deposits

The components of deposits at December 31, 2019 and 2018 consist of the following:

	2019	2018
	(In Thousands)
Non-interest bearing	$12,886	$10,947
NOW accounts	30,950	28,376
Regular savings, tax escrow and demand clubs	25,500	27,478
Money market	33,392	31,880
Individual retirement accounts	6,774	6,477
Certificates of deposit	126,058	117,457

	$235,560	$222,615

As of December 31, 2019, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2020	$96,523
2021	32,296
2022	1,903
2023	905
2024	1,205

$132,832

The aggregate amount of time deposits, each with a minimum denomination of $250,000 was $20,430,000 and $18,032,000 at December 31, 2019 and 2018, respectively. Listing service deposits totaled $8,506,000 and $11,225,000 at December 31, 2019 and 2018, respectively. Under the Dodd-Frank Act, deposit insurance per account owner is $250,000.

Interest expense on deposits for the years ended December 31, 2019 and 2018 is as follows:

	2019	2018
	(In Thousands)
NOW accounts	$88	$92
Regular savings and demand clubs	164	147
Money market	330	345
Individual retirement accounts	116	85
Certificates of deposit	2,771	1,922

	$3,469	$2,591